Note 7 - Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]
(7)	Party-In-Interest Transactions

The Plan paid $74,335 and $57,070 of recordkeeping and investment fees to Charles Schwab during the years ended December 31, 2025 and 2024, respectively. Additionally, Charles Schwab managed Plan investment in its money market fund. Charles Schwab is the trustee and TPA as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. Additional expenses paid to parties-in-interest for investment management services aggregated to $98,128 during the year ended December 31, 2025. The Plan paid $145,880 of recordkeeping, administrative and investment management fees to other parties-in-interest during the year ended December 31, 2024.

The Plan also invests in shares of the Company’s parent company. The Company is the Plan sponsor; therefore, these transactions qualify as exempt party‑in‑interest transactions. The Company directly pays any other fees related to the Plan’s operations and provides certain administrative services at no cost to the Plan.